Schedule III - Real Estate and Accumulated Depreciation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Subject To Operating Lease [Member]
Rollforward of Carrying Amounts of Real Estate Investments
Balance at beginning of year	$ 2,265,576	$ 1,730,421	$ 1,696,872
Additions	2,647	647,129	6,432
Reclassification from real estate under construction	0	0	82,513
Reclassification from other assets	0	0	6
Deconsolidation of real estate asset	0	(40,153)	(7,271)
Reclassification to assets held for sale	(6,563)	(2,903)	(398)
Impairment charges	(10,772)	(19,748)	(2,835)
Dispositions	(23,255)	(24,751)	(4,021)
Foreign currency translation adjustment	15,837	(24,419)	(40,877)
Balance at close of year	2,243,470	2,265,576	1,730,421
Rollforward of Accumulated Depreciation of Real Estate Investments
Balance at beginning of year	190,316	145,957	112,385
Depreciation expense	52,054	51,376	37,555
Dispositions	(1,384)	(570)	(369)
Deconsolidation of real estate asset	0	(3,617)	(1,373)
Reclassification to assets held for sale	(145)	(52)	(129)
Foreign currency translation adjustment	1,807	(2,778)	(2,112)
Balance at close of year	242,648	190,316	145,957
Operating Real Estate [Member]
Rollforward of Carrying Amounts of Real Estate Investments
Balance at beginning of year	85,087	84,772	83,718
Additions	478	315	1,054
Balance at close of year	85,565	85,087	84,772
Rollforward of Accumulated Depreciation of Real Estate Investments
Balance at beginning of year	12,823	9,623	6,448
Depreciation expense	3,184	3,200	3,175
Balance at close of year	$ 16,007	$ 12,823	$ 9,623